INCOME TAX (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Schedule Of Income Tax Disclosure [Line Items]
PRC	$ 105,331	$ 142,900	$ 134,657
Non-PRC	(22,976)	(5,158)	(9,430)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest, Total	$ 83,355	$ 137,742	$ 125,227